Property and Equipment - Schedule of Property and Equipment (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	[1]	€ 1,659	€ 1,801
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type		780	774	€ 881
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type		879	917
Assets under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type		€ 0	€ 110

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.